Loans to Third Parties (Tables)	12 Months Ended
Dec. 31, 2021
Loans To Third Parties [Abstract]
Schedule of loans to third parties
	December 31, 2021	December 31, 2020

Sichuan Jingpin Construction Decoration Engineering Co., Ltd (1)	$298,151	$306,514
Henan Tianxia Kang Trading Co., Ltd (2)	-	1,609,195
Total loan to third parties	298,151	1,915,709
Less: allowance for doubtful account	298,151	-
Loan to third parties, net	$-	$1,915,709

(1)	The Group made a loan to Sichuan Jingpin Construction Decoration Engineering Co., Ltd (“Jingpin”) on February 10, 2020. The loan was to earn interest of 18% and its principal and interest were due on February 10, 2021. Jingpin repaid $15,502 (RMB 100,000). The Company recorded a $298,151 allowance for the outstanding balance as of December 31, 2021 due to that management estimated collection of amounts due are at risk.

(2)	The Group made a loan to Henan Tianxia Kang Trading Co., Ltd (“Tianxia Kang”) on December 28, 2020. The loan was interest free due to the short term and due on January 28, 2021. The loan was repaid on January 13, 2021. On January13, 2021, the Group provided a new interest-free loan of $1,627,352 (or RMB 10.5 million) to Tianxia Kang due on July 13, 2021, which was repaid on July 9, 2021.